Equity Compensation (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options subject to future vesting - Shares	1,760,411	1,110,147
Options granted - Shares	700,000	1,398,501
Options forfeited or lapsed - Shares	(48,750)	(51,201)
Options vested - Shares	(714,794)	(697,036)
Options subject to future vesting - Shares	1,696,867	1,760,411
Options subject to future vesting - Fair Value	$ 0.27	$ 0.40
Options granted - Fair Value	$ 0.06	$ 0.25
Options forfeited or lapsed - Fair Value	$ 0.85	$ 0.17
Options vested - Fair Value	$ 0.16	$ 0.24
Options subject to future vesting - Fair Value	$ 0.09	$ 0.27